Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total For			Compensation Actually Paid To
Year	Joseph H. Capper	K. Todd Newton[1]	Timothy Wright[2]	Joseph H. Capper	K. Todd Newton	Timothy Wright.	Average Summary Compensation Table Total for Non-PEO NEOs[3]	Average Compensation Actually Paid to Non-PEO NEOs	Value of Initial Fixed $100 Investment Based On:			Net Income (Loss) (Thousands)	Net Sales (Thousands)
									TSR	Previous Comp Peer Group TSR[4]	Current Comp Peer Group TSR
(a)	(b)	(b)	(b)	(c)	(c)	(c)	(d)	(e)	(f)	(g)	(g)	(h)	(i)
2024	$1,389,859	$—	$—	$5,120,182	$—	$—	$2,769,174	$2,054,675	$126.91	$51.30	$92.85	$42,419	$348,879
2023	$20,756,346	$295,288	$—	$36,934,116	$487,288	$—	$2,523,613	$3,876,089	$115.70	$46.80	$78.58	$58,228	$321,477
2022	$—	$1,172,121	$4,810,234	$—	$1,040,121	$(2,292,965)	$1,773,574	$796,402	36.68	48.02	79.45	$(30,197)	$267,841
2021	$—	$—	$4,817,299	$—	$—	$2,226,051	$1,798,504	$1,220,083	79.68	70.25	116.32	$(10,285)	$258,615
2020	$—	$—	$4,730,002	$—	$—	$6,303,611	$1,540,754	$1,966,280	$119.79	$76.37	$128.90	$(49,284)	$248,234

1	Mr. Newton served as our Interim Chief Executive Officer from September 2022 until January 2023.
2	Mr. Wright served as our Chief Executive Officer from May 2019 until September 2022.
3	The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:
(i) for 2024: Mr. Rice, Mr. Hulse, Ms. Whitlow and Ms. Maersk-Moller;
(ii) for 2023: Mr. Rice, Mr. Hulse, Ms. Whitlow and Peter M. Carlson (our former Chief Financial Officer);
(iii) for 2022, 2021, and 2020: Mr. Carlson, Mr. Hulse, Dr. Robert Stein (our former President, Regenerative Medicine) and Dr. Rohit Kashyap (our former President, Wound Care & Surgical).
4	The Previous Comp Peer Group TSR, as presented above, reflects the correction of an error in previously-filed Proxy Statements.

Company Selected Measure Name	Net Sales
Named Executive Officers, Footnote
Mr. Newton served as our Interim Chief Executive Officer from September 2022 until January 2023.
Mr. Wright served as our Chief Executive Officer from May 2019 until September 2022.
	The names of the Non-PEO NEOs included for purposes of calculating the average amounts in each applicable year are as follows:(i) for 2024: Mr. Rice, Mr. Hulse, Ms. Whitlow and Ms. Maersk-Moller;(ii) for 2023: Mr. Rice, Mr. Hulse, Ms. Whitlow and Peter M. Carlson (our former Chief Financial Officer);(iii) for 2022, 2021, and 2020: Mr. Carlson, Mr. Hulse, Dr. Robert Stein (our former President, Regenerative Medicine) and Dr. Rohit Kashyap (our former President, Wound Care & Surgical).
Adjustment To PEO Compensation, Footnote
The following table summarizes the differences between the Summary Compensation Table and the Compensation Actually Paid for Messrs. Capper, Newton and Wright, as well as the Summary Compensation Table and the Compensation Actually paid to our NEOs:

			Increase (Decrease) due to
Name	Year	Summary Compensation Table Total	Changes in Fair Value of Share-Based Payment Awards	Forfeiture of Share-Based Payment Awards	Compensation Actually Paid
Joseph H. Capper	2024	$1,389,859	$3,730,323	$—	$5,120,182
	2023	$20,756,346	$16,177,770	$—	$36,934,116
K. Todd Newton	2023	$295,288	$192,000	$—	$487,288
	2022	$1,172,121	$(132,000)	$—	$1,040,121
Timothy Wright	2022	$4,810,234	$(889,452)	$(6,213,747)	$(2,292,965)
	2021	$4,817,299	$(2,591,248)	$—	$2,226,051
	2020	$4,730,002	$1,573,609	$—	$6,303,611
Non-PEO NEOs	2024	$2,769,174	$(714,499)	$—	$2,054,675
	2023	$2,523,613	$1,522,212	$(169,736)	$3,876,089
	2022	$1,773,574	$(977,172)	$—	$796,402
	2021	$1,798,504	$(578,421)	$—	$1,220,083
	2020	$1,540,754	$425,526	$—	$1,966,280

Non-PEO NEO Average Total Compensation Amount	$ 2,769,174	$ 2,523,613	$ 1,773,574	$ 1,798,504	$ 1,540,754
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,054,675	3,876,089	796,402	1,220,083	1,966,280
Adjustment to Non-PEO NEO Compensation Footnote
The following table summarizes the differences between the Summary Compensation Table and the Compensation Actually Paid for Messrs. Capper, Newton and Wright, as well as the Summary Compensation Table and the Compensation Actually paid to our NEOs:

			Increase (Decrease) due to
Name	Year	Summary Compensation Table Total	Changes in Fair Value of Share-Based Payment Awards	Forfeiture of Share-Based Payment Awards	Compensation Actually Paid
Joseph H. Capper	2024	$1,389,859	$3,730,323	$—	$5,120,182
	2023	$20,756,346	$16,177,770	$—	$36,934,116
K. Todd Newton	2023	$295,288	$192,000	$—	$487,288
	2022	$1,172,121	$(132,000)	$—	$1,040,121
Timothy Wright	2022	$4,810,234	$(889,452)	$(6,213,747)	$(2,292,965)
	2021	$4,817,299	$(2,591,248)	$—	$2,226,051
	2020	$4,730,002	$1,573,609	$—	$6,303,611
Non-PEO NEOs	2024	$2,769,174	$(714,499)	$—	$2,054,675
	2023	$2,523,613	$1,522,212	$(169,736)	$3,876,089
	2022	$1,773,574	$(977,172)	$—	$796,402
	2021	$1,798,504	$(578,421)	$—	$1,220,083
	2020	$1,540,754	$425,526	$—	$1,966,280

Tabular List, Table

Important Financial Performance Measures
Net Sales
Adjusted EBITDA
R&D Goals

Total Shareholder Return Amount	$ 126.91	115.70	36.68	79.68	119.79
Peer Group Total Shareholder Return Amount	92.85	78.58	79.45	116.32	128.90
Net Income (Loss)	$ 42,419,000	$ 58,228,000	$ (30,197,000)	$ (10,285,000)	$ (49,284,000)
Company Selected Measure Amount	348,879,000	321,477,000	267,841,000	258,615,000	248,234,000
PEO Name	Joseph H. Capper
Additional 402(v) Disclosure	The Previous Comp Peer Group TSR, as presented above, reflects the correction of an error in previously-filed Proxy Statements.
The table above shows the relationships between the executive compensation actually paid to the PEOs and our other non-PEO NEOs and our TSR, in general declining as the TSR declined and increasing as the TSR increased, with exceptions largely reflecting one-time sign-on grants of equity awards and lump sum severance payments, among other items. In line with our Compensation Peer Group TSR, our TSR declined from 2020 to 2022, reflecting the market’s reaction to the end of FDA enforcement discretion in May 2021, resulting in our inability to sell certain of our products in the United States, and our unsuccessful Phase 2b KOA clinical trial, as well as poor market conditions for our peers generally. However, in 2023, the Company’s TSR increased substantially, as the
The Company made a number of changes that strengthened and focused the business, beginning in the latter part of 2022 and continuing through 2024. These changes included:

•the appointment of several members of senior management, including a new CEO, CFO, and COO;
•the strategic realignment of the business, resulting in the disbanding of our Regenerative Medicine business unit and the suspension of all activities related to our KOA program;
•strong commercial execution across all of our sites-of-service, with contributions across our Wound & Surgical product lines;
•the launch of new products to help drive growth in Wound & Surgical, including EPIEFFECT and AMNIOEFFECT; and
•a focus on improving the financial profile of the business,with a particular focus on reduction of general & administrative expenses and making additional changes that would enhance the profitability and free cash flow of the Company.
As discussed in the Compensation Governance section above, the Compensation Committee modified the peer group in 2024 for compensation decisions. The change reflects changes to the Company’s business resulting from the June 2023 announcement of the elimination of the Company’s Regenerative Medicine business and to better align the peer group with the Company’s business operations and therapeutic focus.
Net Sales – Our net sales increased from 2020 to 2022, but not at the target levels we had set for ourselves, and this was reflected in the lower executive compensation actually paid over that same three-year period. However, net sales grew substantially in 2023 as described above, and our executive compensation increased in parallel. In 2024, we once again grew our net sales, with contributions from both our Wound & Surgical product portfolios.

Adjusted EBITDA – Our Adjusted EBITDA declined from 2020 to 2022, which was expected due, in part, to the end of enforcement discretion as mentioned above, along with other expenses, including higher general and administrative expenses as well as costs associated with the clinical trial and related research and development that we stopped pursing in 2023. However, Adjusted EBITDA grew substantially in 2023 as described above, and our executive compensation increased in parallel. In 2024, we continued to deliver a healthy improvement in our Adjusted EBITDA as stronger sales growth and continued expense management resulted in a year-over-year improvement in this profitability metric.

R&D Goals – The Company also set several R&D goals for the business in order to continue to bring new products to the market. In late 2022, we were able to successfully launch two such products for our Wound & Surgical business, and in 2023 and 2024, we also introduced new products to continue our portfolio expansion. We continue to invest in R&D activities with the aim of continuing to innovate, resulting in the launches of additional products in future periods.
	Our net income and loss variations from 2020 to 2022 were more reflections of the end of FDA enforcement discretion and other factors, and therefore had less impact on our executive compensation actually paid. However, net income grew in 2023 as described above, and our executive compensation increased in parallel. In 2024, our net income declined sequentially, primarily due to a one-time tax benefit recognized in 2023, which did not recur in 2024. Excluding this one time impact, our net income in 2024 remained very healthy, particularly compared to prior years.
Prior Peer Group Total Shareholder Return Amount	$ 51.30	$ 46.80	$ 48.02	$ 70.25	$ 76.37
Measure:: 1
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	R&D Goals
Joseph H. Capper [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 1,389,859	20,756,346
PEO Actually Paid Compensation Amount	5,120,182	36,934,116
K. Todd Newton [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		295,288	1,172,121
PEO Actually Paid Compensation Amount		487,288	1,040,121
TImothy Wright [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			4,810,234	4,817,299	4,730,002
PEO Actually Paid Compensation Amount			(2,292,965)	2,226,051	6,303,611
PEO | Joseph H. Capper [Member] | Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,730,323	16,177,770
PEO | Joseph H. Capper [Member] | Forfeiture of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0
PEO | K. Todd Newton [Member] | Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		192,000	(132,000)
PEO | K. Todd Newton [Member] | Forfeiture of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0	0
PEO | TImothy Wright [Member] | Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(889,452)	(2,591,248)	1,573,609
PEO | TImothy Wright [Member] | Forfeiture of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,213,747)	0	0
Non-PEO NEO | Change in Fair Value of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(714,499)	1,522,212	(977,172)	(578,421)	425,526
Non-PEO NEO | Forfeiture of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ (169,736)	$ 0	$ 0	$ 0